UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10207

                                  THE MDL FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  The MDL Funds
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-635-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                  Annual Report





                                       MDL
                               BROAD MARKET FIXED
                                   INCOME FUND

                                       MDL
















                                October 31, 2003

THE MDL FUNDS
--------------------------------------------------------------------------

--------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------
Annual Report to Shareholders .......................................  1
Manager Comments ....................................................  1
Statement of Net Assets .............................................  3
Statement of Operations .............................................  5
Statement of Changes in Net Assets ..................................  6
Financial Highlights ................................................  7
Notes to Financial Statements .......................................  8
Report of Independent Accountants ................................... 11
Trustees and Officers of The MDL Funds .............................. 12
Notice to Shareholders .............................................. 16
--------------------------------------------------------------------------

ANNUAL REPORT TO SHAREHOLDERS
FISCAL YEAR END: OCTOBER 31, 2003

Every business, every person, at some point in their life cycle will face challenges that test and strain their skills, abilities and talents. During these moments, those things that you fundamentally believe are called into question. The urge to throw in the towel, to quit, is strong. But quitters never win, and winners never quit. At MDL, we are even more determined to win and succeed on your behalf. As you are aware, we've gone through a challenging 16 months in terms of our performance compared to our respective indexes, yet our longer-term track record remains very competitive. The lack of direction from normally reliable economic indicators, mixed opinions from government officials regarding the state of the economy and the impact of unconventional domestic and global occurrences have caused the fixed income markets to behave irrationally towards economic fundamentals. Does this mean that long held and proven economic relationships should be cast aside and totally ignored? We think not! Should we abandon our core methodologies and techniques for managing fixed income assets? We believe not!

We believe our long held investment style -- managing our clients' assets using the methods and foresight for which we were hired -- will always be the most relevant method by which we manage your investments. MDL has had the courage and ability to recognize the changes in the fixed income market, and to evolve with those changes. Over the past 2 years, sentiment and market psychology have strongly influenced trends in the fixed income marketplace. We've learned to listen closer and to investigate more thoroughly market sentiment and psychology, and combine that information with our continued close analysis of economic fundamentals.

MDL's strengths have grown throughout this period. Working from the powerful base created by a Senior Investment Team that has worked together over the last eight years, our Investment Policy Committee has become more nimble, able to move quickly to correct for market changes and responding to economic data with the aggressive proactive attitude we've always carried.

I applaud our staff for growing and maturing during this demanding time, and want to thank them, and just as importantly you, our clients, for continuing to show your faith in us. Your confidence and trust in us is truly awe-inspiring. I know we will strive every day to continue to earn your belief in us.





BROAD MARKET FIXED INCOME FUND
MANAGER COMMENTS OCTOBER 31, 2003

The year of 2003 will be one that many bond investors will not readily forget. For some time now, MDL has warned that the return of principal would soon be much more important than return on principal. Many bond investors learned this lesson all too well in July as they endured one of the worst sell offs in over two decades. As expectations of significantly stronger economic growth continued to build, the yield curve became even steeper and long-term interest rates rose over 80 basis points in July.

The impetus for this sell off was that many important economic indicators began to gain momentum and, in fact, exceeded most investors' expectations. For example, we have witnessed the ISM Manufacturing Index move from a level of contraction in June (49.8), to a level (53.7) that indicates expansion in September. Sales of new homes continue to remain at all time highs and retail sales rose sharply to a 3-month annualized rate of 9.4% in August from 2.8% in April.

Furthermore, monetary and fiscal policies lent support to this economic resurgence as accommodative monetary policy continues to bolster consumer and corporate borrowing. This is evidenced by the negative real Fed Funds rate. In addition, the Jobs and Growth Act of 2003 cut consumer and corporate taxes, resulting in a huge jump in disposable income.

Through the 1st quarter of 2003 we've seen investors lose faith in stocks and invest in fixed income assets. However, due to investors' appetite for higher returns we saw a move to riskier assets such as high yield bonds, below investment grade bonds and equities. We feel that the willingness to invest in lower grade securities will be short lived and we continue to maintain our philosophy of investing in high quality securities.

Going forward, MDL feels that a weaker dollar will serve as a catalyst for stronger growth. A weaker dollar should boost the relative price of U.S. goods, and thus lead the economy toward higher inflation as manufacturers begin to raise prices. As economic fundamentals take the forefront, investors will see the U.S. economy growing at a faster pace than what was anticipated. We feel the corporate bond spread tightening that we've witnessed thus far this year will retreat back to a more normal spread. MDL envisions that GDP growth will probably average 4.0% during the 2nd half of 2003. Looking further out, we feel that sustained growth is likely to average 3.0% or so.

Despite these very positive developments, we are sensitive to the notion that this recovery seems to be particularly fragile. As consumer confidence will continue to be a major driver in the economic recovery, MDL believes that it is important and necessary to keep a careful watch on the situation in Iraq. In addition, the possibility of a prolonged period of job losses, along with a surge in oil prices will stall economic growth. MDL continues to believe that our position of capital preservation is warranted at this time. We will continue to hold a conservative short duration posture. Furthermore, we will continue to maintain an underweight in corporate securities. In addition, we will continue to add incremental yield to the portfolio by adding names that offer compelling value while rotating out of bonds that are deemed rich. We will also maintain a slight overweight in pass-through mortgage backed securities as a means to add yield without credit risk. With subdued inflation, historically low capacity utilization, and labor market conditions that are only slowly improving, we believe that a major bond market rally is highly possible sometime in the next 12-18 months. Accordingly, when the risk/return trade-off seems more balanced, we are prepared to take a more aggressive stance by extending duration.


        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
 MDL BROAD MARKET FIXED INCOME FUND VERSUS THE LEHMAN U.S. AGGREGATE BOND INDEX

                                 Total Return(1)
        Annualized   Annualized   Annualized
  One-Year   3 Year    5 Year     Inception
   Return    Return    Return     to Date(2)
    0.84%     6.65%     4.78%       5.49%

[Line Graph Omitted Plot Points are as follows:
                   MDL Fixed                Lehman
                  Income Fund           Aggregate Index
10/31/97            10,000                  10,000
10/98               10,910                  10,932
10/99               10,605                  10,990
10/00               11,361                  11,792
10/01               13,291                  13,509
10/02               13,666                  14,305
10/03               13,780                  15,007

 (1)These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
 (2)The MDL Broad Market Fixed Income Fund commenced operations on October 31, 1997.
 (3)The Lehman U.S. Aggregate Bond Index represents securities that an SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

STATEMENT OF NET ASSETS
October 31, 2003

                                      Face       Market
MDL BROAD MARKET                     Amount      Value
FIXED INCOME FUND                    (000)       (000)
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS (48.2%)
   U.S. Treasury Bond
        5.375%, 02/15/31            $ 1,296    $  1,339
   U.S. Treasury Notes
        4.250%, 08/15/13                825         822
        3.250%, 08/15/08              1,800       1,804
        3.125%, 10/15/08              1,720       1,710
        2.625%, 05/15/08                449         440
        2.000%, 08/31/05             10,640      10,688
        2.000%, 05/15/06              3,400       3,392
                                               --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $20,244)                                20,195
                                               --------

U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS (37.7%)
   FHLMC
        5.000%, 09/01/13                827         844
   FNMA
        7.000%, 01/01/31                258         272
        7.000%, 05/01/32                944         994
        6.500%, 11/01/28                160         166
        6.500%, 07/01/31                 16          17
        6.500%, 10/01/31                335         348
        6.500%, 02/01/32                360         374
        6.000%, 02/01/32                465         477
        6.000%, 11/01/32                660         678
        6.000%, 03/01/33              2,647       2,718
        5.000%, 11/01/12                518         534
        5.000%, 06/01/13                413         425
        5.000%, 08/01/13                453         466
        5.000%, 10/01/13                425         438
   GNMA
        7.500%, 06/15/28                 16          17
        7.500%, 09/15/29                277         296
        7.500%, 11/15/29                 23          24
        7.500%, 03/15/31                 61          66
        7.000%, 06/15/32                713         756
        7.000%, 07/15/32                461         488
        6.500%, 01/15/26                 58          61
        6.500%, 04/15/26                 39          41
        6.500%, 12/15/27                  4           4
        6.500%, 06/15/28                121         126
        6.500%, 10/15/28                 85          89
        6.500%, 04/15/29                 85          90
        6.500%, 12/15/30                803         842
        6.500%, 07/15/31                 43          45
        6.500%, 01/15/32                878         919
        6.500%, 03/15/32                415         435
        6.000%, 10/15/31                828         856
        6.000%, 01/15/32                103         107
        6.000%, 02/15/32              1,741       1,800
                                               --------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
  OBLIGATIONS
   (Cost $15,534)                                15,813
                                               --------

                                      Face      Market
                                     Amount      Value
                                      (000)      (000)
-------------------------------------------------------
CORPORATE OBLIGATIONS (5.7%)
   American Express
        4.875%, 07/15/13            $   472    $    470
   General Electric
        5.000%, 02/01/13                650         654
   General Electric Capital
        3.500%, 05/01/08                440         439
   Household Finance
        4.750%, 07/15/13                497         481
   SLM, MTN
        5.050%, 11/14/14                358         353
                                                -------
TOTAL CORPORATE OBLIGATIONS
   (Cost $2,413)                                  2,397
                                                -------

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.6%)
   FHLMC
        4.750%, 10/11/12                800         785
   FHLMC CMO, Ser 1410, Cl C
        6.000%, 09/15/22                 11          11
   FNMA
        4.750%, 02/21/13                730         715
                                                -------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $1,535)                                  1,511
                                                -------

ASSET-BACKED SECURITY (2.3%)
   American Express Credit Account
     Master Trust, Ser 1999-A1
        5.600%, 11/15/06
     (Cost $950)                        950         969
                                                -------

REPURCHASE AGREEMENT (2.0%)
   Morgan Stanley Dean Witter,
     0.750%, dated 10/31/03,
     to be repurchased on
     11/03/03, repurchase price
     $839,151 (collateralized by
     U.S. Treasury obligations, total
     market value $855,902)
   (Cost $839)                          839         839
                                                -------
TOTAL INVESTMENTS (99.5%)
   (Cost $41,515)                                41,724
                                                -------

OTHER ASSETS AND LIABILITIES (0.5%)
   Investment Advisory Fees Payable                 (16)
   Administration Fees Payable                       (7)
   Other Assets and Liabilities, Net                216
                                                -------
TOTAL OTHER ASSETS AND LIABILITIES                  193
                                                =======

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
October 31, 2003


MDL BROAD MARKET                                  Value
FIXED INCOME FUND                                 (000)
--------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 4,023,225 outstanding
     shares of beneficial interest              $41,564
   Undistributed net investment income                1
   Accumulated net realized gain
     on investments                                 143
   Net unrealized appreciation
     on investments                                 209
                                                -------
TOTAL NET ASSETS (100.0%)                       $41,917
                                                =======
   Net Asset Value, Offering and Redemption
     Price Per Share                             $10.42
                                                =======
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES




     The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the Year Ended October 31, 2003

                                                                      MDL BROAD
                                                                    MARKET FIXED
                                                                     INCOME FUND
--------------------------------------------------------------------------------


Investment Income:
   Interest ..................................................     $ 1,636
------------------------------------------------------------------------------

     Total Investment Income..................................       1,636
------------------------------------------------------------------------------

Expenses:
   Investment Advisory Fees ..................................         195
   Administration Fees  ......................................          80
   Professional Fees .........................................          46
   Transfer Agent Fees .......................................          34
   Registration and Filing Fees ..............................          17
   Printing Fees .............................................          12
   Custodian Fees ............................................           7
   Trustee Fees ..............................................           5
   Insurance and Other Fees ..................................           6
------------------------------------------------------------------------------
   Total Expenses.............................................         402
------------------------------------------------------------------------------
   Less: Investment Advisory Fees Waived .....................          (9)
Directed Brokerage Fees .......................................        (19)
------------------------------------------------------------------------------
   Net Expenses...............................................         374
------------------------------------------------------------------------------
       Net Investment Income..................................       1,262
------------------------------------------------------------------------------
   Net Realized Gain on Investments ..........................         302
   Net Change in Unrealized Depreciation on Investments .......     (1,230)
------------------------------------------------------------------------------
     Net Realized and Unrealized Loss on Investments .........        (928)
------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting From Operations ......       $ 334
==============================================================================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the Years Ended October 31,

                                                                                                  MDL BROAD
                                                                                                MARKET FIXED
                                                                                                 INCOME FUND
                                                                                       ------------------------------
                                                                                               2003      2002
---------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income...............................................................      $ 1,262   $ 1,515
   Net Realized Gain on Investments....................................................          302       246
   Net Change in Unrealized Appreciation (Depreciation) on Investments ................       (1,230)        3
---------------------------------------------------------------------------------------------------------------------

   Net Increase in Net Assets Resulting From Operations................................          334     1,764
---------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income ..............................................................       (1,421)   (1,514)
   Net Realized Capital Gains..........................................................         (246)     (473)
---------------------------------------------------------------------------------------------------------------------

   Total Dividends and Distributions...................................................       (1,667)   (1,987)
---------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued .............................................................................        4,597    22,393
   In Lieu of Dividends and Distributions .............................................        1,653     1,987
   Redeemed ...........................................................................       (6,694)   (7,186)
---------------------------------------------------------------------------------------------------------------------

   Net Increase (Decrease) in Net Assets from Capital Share Transactions ..............         (444)   17,194
---------------------------------------------------------------------------------------------------------------------

   Total Increase (Decrease) in Net Assets ............................................       (1,777)   16,971
Net Assets:
   Beginning of Period ................................................................       43,694    26,723
---------------------------------------------------------------------------------------------------------------------
   End of Period ......................................................................      $41,917   $43,694
---------------------------------------------------------------------------------------------------------------------
Share Transactions:
   Issued .............................................................................          431     2,147
   In Lieu of Dividends and Distributions .............................................          156       190
   Redeemed ...........................................................................         (631)     (686)
---------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Shares Outstanding from Share Transactions...............          (44)    1,651
=====================================================================================================================

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period
For the Years Ended October 31,



          Net                                                               Distributions                   Net
         Asset                 Realized and       Total      Distributions      from        Total          Asset
         Value,       Net       Unrealized        from         from Net       Realized     Dividends       Value,
       Beginning   Investment   Gain (Loss)    Investment      Investment      Capital       and             End          Total
       of Period     Income    on Securities   Operations       Income         Gains     Distributions    of Period      Return+
       ---------   ----------  -------------  -------------  -------------  ---------    --------------   ----------     ------
-----------------------------------
MDL BROAD MARKET FIXED INCOME FUND
-----------------------------------

2003      $10.74      $0.35      $(0.26)        $ 0.09        $(0.35)       $(0.06)        $(0.41)         $10.42         0.84%
2002       11.06       0.41       (0.13)(1)       0.28         (0.41)        (0.19)         (0.60)          10.74         2.82
2001(2)     9.93       0.51        1.13           1.64         (0.51)           --          (0.51)          11.06        16.99
2000        9.76       0.50        0.17           0.67         (0.50)           --          (0.50)           9.93         7.13
1999       10.48       0.44       (0.73)         (0.29)        (0.43)           --          (0.43)           9.76        (2.80)




                                                              Ratio
                                                           of Expenses
                                           Ratio           to Average
               Net                        of Net          Net Assets
             Assets,      Ratio         Investment        (Excluding
               End     of Expenses        Income           Waivers and        Portfolio
           of Period   to Average       to Average          Directed          Turnover
              (000)    Net Assets       Net Assets          Brokerage)          Rate
           ---------  -----------     -----------         -----------         ----------
-----------------------------------
MDL BROAD MARKET FIXED INCOME FUND
-----------------------------------
2003          $41,917      0.87%          2.91%              0.93%             349.75%
2002           43,694      0.90           3.91               1.10              117.97
2001(2)        26,723      0.90           4.90               1.23              183.72
2000           23,593      0.90           5.11               1.21              168.42
1999           20,792      0.90           4.40               1.50              198.83

 + Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) The amount shown for a share outstanding throughout the period does not accord with the aggregate net gain on investments for the period because of the sales and repurchase of fund shares in relation to fluctuating market value of the investments of the Fund.
(2) The information set forth in this table for the periods prior to February 28, 2001, is the financial data of the MDL Broad Market Fixed Income Fund, a series of The Advisors' Inner Circle Fund (See Note 1).

Amounts designated as "--" are either $0 or have been rounded to $0.


   The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2003


1.  ORGANIZATION:
THE MDL FUNDS (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated October 27, 2000. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The financial statements herein are those of the MDL Broad Market Fixed Income Fund (the "Fund"). The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

On November 13, 2000, the Trustees of The Advisors' Inner Circle Fund voted to approve a tax-free reorganization of the MDL Broad Market Fixed Income Fund (the "Advisors' Inner Circle MDL Portfolios") into a newly formed trust (the "MDL Funds") through a transfer of all assets and liabilities of the Advisors' Inner Circle MDL Portfolios to the MDL Funds. The reorganization took place on February 28, 2001.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of
financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Investments in debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which market quotations are not readily available, of which there are none as of October 31, 2003, are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the effective interest method.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     INVESTING IN GOVERNMENT SPONSORED ENTERPRISES -- The Fund invests in securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac") and similar United States Government sponsored entities such as Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Banks ("FHLB's"). Freddie Mac, Fannie Mae and FHLB's, although chartered and sponsored by Congress, are not funded by Congressional appropriations and the debt

NOTES TO FINANCIAL STATEMENTS
October 31, 2003


and mortgage-backed securities issued by Freddie Mac, Fannie Mae, FHLB's are neither guaranteed nor insured by the United States Government.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid monthly for the Fund. Any net realized capital gains are distributed to shareholders at least annually.

3.  TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Fund entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Fund. For its services, the Distributor received $1,061, through a reduction in the yield earned on those repurchase agreements, for the year ended October 31, 2003. Effective October 24, 2003, this agreement was discontinued.

The Fund has directed certain portfolio trades to brokers who paid a portion of its expenses. For the year ended October 31, 2003, the Fund's expenses were reduced by $19,215 under this arrangement.

The effect on the Fund's expense ratio due to directed brokerage fees, as a percentage of the average net assets of the Fund on an annualized basis, for the year ended October 31, 2003 was .04%.

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services for an annual fee equal to the higher of $80,000, or of 0.15% on the first $50 million of average daily net assets; 0.125% on the next $50 million of average net assets; and 0.10% on average net assets over $100 million of the Fund's average daily net assets.

The Trust and Distributor are parties to a Distribution Agreement dated January 24, 2001. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Trust and MDL Advisers, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated November 13, 2000 under which the Adviser receives an annual fee equal to 0.45% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund to an annual rate of not more than 0.90% of the average daily net assets. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6.  INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2003 are as follows
(000):

Purchases
     U.S. Government $141,488 Other 6,851
Sales
     U.S. Government 138,771 Other 7,669

7.  FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

NOTES TO FINANCIAL STATEMENTS (concluded)
October 31, 2003


The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

Accordingly, the following permanent differences, solely attributable to paydowns, have been reclassified to/from the following accounts as of October 31, 2003 (000):

          UNDISTRIBUTED         ACCUMULATED
         NET INVESTMENT          REALIZED
             INCOME                GAIN
        ----------------       -------------
              $159                $(159)

These reclassifications have no effect on net assets or net asset value.

The tax character of dividends and distributions paid during the last two years were as follows (000):

                     ORDINARY       LONG-TERM
                      INCOME       CAPITAL GAIN     TOTAL
                     ---------    -------------     ------
     2003              $1,523         $144         $1,667
     2002               1,912           75          1,987

As of October 31, 2003, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income ...............    $145
Undistributed Long-Term Capital Gains .......     193
Unrealized Appreciation .....................     122
Other Temporary Differences .................    (107)
                                                 -----
Total Distributable Earnings                     $353
                                                 -----

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at October 31, 2003, was as follows (000):

                                                    NET
    FEDERAL      APPRECIATED    DEPRECIATED      UNREALIZED
   TAX COST      SECURITIES     SECURITIES      APPRECIATION
   ---------   -------------    -----------    ---------------
    $41,603        $354          $(232)             $122

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of MDL Broad Market Fixed Income

We have audited the accompanying statement of net assets of MDL Broad Market Fixed Income Fund (the "Fund"), as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the three periods ended October 31, 2001 were audited by other auditors whose report, dated December 14, 2001, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York

December 19, 2003

TRUSTEES AND OFFICERS OF THE MDL FUNDS (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists Trustees and Officers as of November 11, 2003.



                                                                                       NUMBER OF
                                    TERM OF                                           PORTFOLIOS
    NAME,        POSITION(S)      OFFICE AND                                      IN MDL FUNDS TRUST
   ADDRESS,       HELD WITH        LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
    AGE 1         THE TRUST       TIME SERVED 2       DURING PAST 5 YEARS                MEMBER            HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JOHN T.            Trustee        Since 1993      Vice Chairman of Ameritrust               1         Trustee of The Arbor Funds,
COONEY                                            Texas N.A.,1989-1992, and                           The Advisors' Inner Circle
76 yrs. old                                       MTrust Corp., 1985-1989.                            Fund, and The Expedition
                                                                                                      Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A.          Trustee        Since 1993      Pennsylvania State University,            1         Member and Treasurer,
PATTERSON                                         Senior Vice President, Treasurer                    Board of Trustees of Grove
76 yrs. old                                       (Emeritus); Financial and Invest-                   City College. Trustee of The
                                                  ment Consultant, Professor of                       Arbor Fund, The Advisors',
                                                  Transportation since 1984; Vice                     Inner Circle Funds, and
                                                  President-Investments, Treasurer,                   The Expedition Funds.
                                                  Senior Vice President (Emeritus),
                                                  1982-1984. Director, Pennsylvania
                                                  Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B.          Trustee        Since 1993      Private investor from 1987 to             1         Trustee of The Arbor Funds,
PETERS                                            present. Vice President and                         The Advisors' Inner Circle
74 yrs. old                                       Chief Financial Officer, Western                    Fund, and The Expedition
                                                  Company of North America                            Funds.
                                                  (petroleum service company),
                                                  1980-1986. President of Gene
                                                  Peters and Associates (import
                                                  company), 1978-1980. President
                                                  and Chief Executive Officer of
                                                  Jos. Schlitz Brewing Company
                                                  before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M.           Trustee        Since 1994      Partner, Dechert (law firm),              1         Trustee of The Arbor Funds,
STOREY                                            September 1987-December 1993.                       The Advisors' Inner Circle
72 yrs. old                                                                                           Fund, The Expedition
                                                                                                      Funds, State Street
                                                                                                      Research Funds,
                                                                                                      Massachusetts Health and
                                                                                                      Education Tax-Exempt Trust,
                                                                                                      SEI Asset Allocation Trust,
                                                                                                      SEI Daily Income Trust,
                                                                                                      SEI Index Funds, SEI
                                                                                                      Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed
                                                                                                      Trust, SEI Liquid Asset
                                                                                                      Trust and SEI Tax Exempt
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
  Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
  1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


                                       12

                                                                                       NUMBER OF
                                    TERM OF                                           PORTFOLIOS
    NAME,        POSITION(S)      OFFICE AND                                      IN MDL FUNDS TRUST
   ADDRESS,       HELD WITH        LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
    AGE 1         THE TRUST       TIME SERVED 2       DURING PAST 5 YEARS                MEMBER            HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

GEORGE J.          Trustee        Since 1999      Chief Executive Officer, Newfound         1         Trustee, Navigator Securities
SULLIVAN, JR.                                     Consultants Inc. since April 1997.                  Lending Trust, since 1995.
61 yrs. old                                       General Partner, Teton Partners,                    Trustee of The Arbor Funds,
                                                  L.P., June 1991-December 1996;                      The Advisors' Inner Circle
                                                  Chief Financial Officer, Nobel                      Fund, The Expedition  Funds,
                                                  Partners, L.P., March 1991-                         SEI Asset Allocation Trust,
                                                  December 1996; Treasurer and                        SEI Daily Income Trust, SEI
                                                  Clerk, Peak Asset Management,                       Index Funds, SEI Institutional
                                                  Inc., since 1991.                                   International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust and SEI Tax Exempt
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A.         Chairman        Since 1991      Currently performs various services       1         Trustee of The Arbor Funds,
NESHER          of the Board                      on behalf of SEI Investments for                    Bishop Street Funds, The
57 yrs. old      of Trustees                      which Mr. Nesher is compensated.                    Expedition Funds, The
                                                  Executive Vice President of SEI                     Advisors' Inner Circle Fund,
                                                  Investments, 1986-1994. Director                    SEI Asset Allocation Trust,
                                                  and Executive Vice President of the                 SEI Daily Income Trust, SEI
                                                  Administrator and the Distributor,                  Index Funds, SEI Institutional
                                                  1981-1994.                                          International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust and SEI Tax
                                                                                                      Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M.         Trustee        Since 1992      Partner, Morgan, Lewis & Bockius         1          Trustee of The Arbor Funds,
DORAN                                             LLP (law firm), counsel to the Trust,               The  Advisors' Inner Circle
1701 Market Street,                               SEI Investments, the Administrator                  Fund, The Expedition Funds,
Philadelphia,                                     and the Distributor. Director of SEI                SEI Asset Allocation Trust,
PA 19103                                          Investments since 1974; Secretary                   SEI Daily Income Trust, SEI
63 yrs. old                                       of SEI Investments since 1978.                      Index Funds, SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust and SEI Tax Exempt
                                                                                                      Trust. SEI Opportunity Master
                                                                                                      Fund, L.P.,  SEI Opportunity
                                                                                                      Fund, L.P., SEI Absolute
                                                                                                      Return Master Fund, L.P., SEI
                                                                                                      Absolute Return Fund, L.P.


------------------------------------------------------------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
  Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
  (i.e., "public companies") or other investment companies registered under the 1940 Act.


                                       13

TRUSTEES AND OFFICERS OF THE MDL FUNDS (Unaudited)

                                                                                       NUMBER OF
                                    TERM OF                                           PORTFOLIOS
    NAME,        POSITION(S)      OFFICE AND                                      IN MDL FUNDS TRUST
   ADDRESS,       HELD WITH        LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
    AGE 1         THE TRUST       TIME SERVED         DURING PAST 5 YEARS                MEMBER            HELD BY BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS

JAMES F.           President      Since 2003      Senior Operations Officer, SEI           N/A                      N/A
VOLK, CPA                                         Investments, Fund Accounting
41 yrs. old                                       and Administration since 1996.
                                                  From 1993 until 1996, Mr. Volk
                                                  served as Assistant Chief
                                                  Accountant for the U.S.
                                                  Securities and Exchange
                                                  Commission. Prior to 1996,
                                                  he was an Audit Manager for
                                                  Coopers & Lybrand LLP from
                                                  1985 until 1993.
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER          Controller      Since 2001      Director, SEI Investments, Fund          N/A                      N/A
SPRATLEY,         and Chief                       Accounting and Administration
CPA            Financial Officer                  since November 1999; Audit
34 yrs. old                                       Manager, Ernst & Young LLP
                                                  from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
PETER            Co-Controller    Since 2003      Director, SEI Investments, Fund          N/A                      N/A
GOLDEN           and Co-Chief                     Accounting and Administration,
39 yrs. old    Financial Officer                  since June 2001. From March
                                                  2000 to 2001, Vice President of
                                                  Funds Administration for J.P.
                                                  Morgan Chase & Co. from 1997
                                                  to 2000, Vice President of Pension and
                                                  Mutual Fund Accounting for Chase
                                                  Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
SHERRY K.              Vice       Since 2001      Vice President and Assistant             N/A                      N/A
VETTERLEIN          President                     Secretary of SEI Investments
41 yrs. old        and Secretary                  Global Funds Services and
                                                  SEI Investments Distribution
                                                  Co. since January 2001; Shareholder/
                                                  Partner, Buchanan Ingersoll
                                                  Professional Corporation from
                                                  1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
LYDIA A.          Vice President  Since 1998      Vice President and Assistant             N/A                      N/A
GAVALIS           and Assistant                   Secretary of SEI Investments,
39 yrs. old        Secretary                      SEI Investments Global Funds
                                                  Services and SEI Investments
                                                  Distribution Co. since 1998;
                                                  Assistant General Counsel and
                                                  Director of Arbitration, Philadelphia
                                                  Stock Exchange from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D.           Assistant    Since 2000      Vice President and Assistant             N/A                      N/A
BARTO             Vice President                  Secretary of SEI Investments
35 yrs. old        and Assistant                  Global Funds Services and SEI
                     Secretary                    Investments Distribution Co. since
                                                  1999; Associate, Dechert (law firm)
                                                  from 1997-1999; Associate,
                                                  Richter, Miller & Finn (law firm)
                                                  from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                       14

                                                                                       NUMBER OF
                                    TERM OF                                           PORTFOLIOS
    NAME,        POSITION(S)      OFFICE AND                                      IN MDL FUNDS TRUST
   ADDRESS,       HELD WITH        LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
    AGE 1         THE TRUST       TIME SERVED         DURING PAST 5 YEARS                MEMBER            HELD BY BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (continued)

WILLIAM E.          Assistant     Since 2000      Vice President and Assistant             N/A                      N/A
ZITELLI           Vice President                  Secretary of SEI Investments
35 yrs. old        and Secretary                  Global Funds Services and SEI
                                                  Investments Distribution Co. since
                                                  2000; Vice President, Merrill Lynch
                                                  & Co. Asset Management Group
                                                  from 1998-2000; Associate
                                                  at Pepper Hamilton LLP from
                                                  1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M.       Vice President Since 2000      Vice President and Assistant             N/A                      N/A
MCCULLOUGH          and Assistant                 Secretary of SEI Investments
43 yrs. old          Secretary                    Global Funds Services and SEI
                                                  Investments Distribution Co. since
                                                  1999; Associate at White and
                                                  Williams LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
JOHN C.           Vice President  Since 2001      Vice President and Assistant             N/A                      N/A
MUNCH             and Assistant                   Secretary of SEI Investments
32 yrs. old          Secretary                    Global Funds Services and SEI
                                                  Investments Distribution Co. since
                                                  2001; Associate at Howard Rice
                                                  Nemorvoski Canady Falk &
                                                  Rabkin from 1998-2001; Associate
                                                  at Seward & Kissel from 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
JOHN              Vice President  Since 2002      Middle Office Compliance Officer at      N/A                      N/A
MUNERA            and Assistant                   SEI Investments since 2000.
40 yrs. old        Secretary                      Supervising Examiner at Federal
                                                  Reserve Bank of Philadelphia
                                                  from 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
CORI            Vice President    Since 2003      Employed by SEI Investments              N/A                      N/A
DAGGETT          and Assistant                    Company since 2003. Associate
42 yrs. old        Secretary                      at Drinker, Biddle & Reath LLP
                                                  from 1998-2003.
------------------------------------------------------------------------------------------------------------------------------------
MARK D. LAY     Vice President    Since 2003      Chairman and Chief Executive              1                       N/A
309 Smithfield                                    Officer of MDL Capital Management,
Street, 5th Floor                                 Inc. since 1993. Co-Manager of the
Pittsburgh, PA                                    MDL Broad Market Fixed Income
15222                                             Fund since the Fund's inception
40 yrs. old                                       in 1997.
------------------------------------------------------------------------------------------------------------------------------------
STEVE           Vice President    Since 2003      President and Co-Chief Executive          1                       N/A
SANDERS                                           Officer of MDL Capital Management,
230 S. Broad                                      Inc., since 1996.
Street, 19th Floor
Philadelphia, PA
19102
44 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
  Pennsylvania 19456.

                             NOTICE TO SHAREHOLDERS
                                       OF
                       MDL BROAD MARKET FIXED INCOME FUND
                                   (Unaudited)

For shareholders that do not have an October 31, 2003 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2003 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2003, the Fund is designating the following items with regard to distributions paid during the year.

                                                                               DIVIDENDS
                                                                            QUALIFYING FOR
   LONG-TERM    LONG-LONG TERM                                                 CORPORATE
  (20% RATE)      (18% RATE)      ORDINARY                                     DIVIDENDS     QUALIFYING    FOREIGN
 CAPITAL GAIN    CAPITAL GAIN      INCOME            TOTAL       TAX-EXEMPT    RECEIVABLE      DIVIDEND      TAX
 DISTRIBUTIONS   DISTRIBUTIONS  DISTRIBUTIONS    DISTRIBUTIONS    INTEREST      DEDUCTION     INCOME (1)   CREDIT (2)
 -------------  --------------  -------------    --------------   --------   --------------  -----------  ----------
     8.44%           0.12%          91.44%           100.00%       0.00%          0.00%          0.00%       0.00%


(1) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE AFOREMENTIONED FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.
(2) FOREIGN TAX CREDIT PASS THRU REPRESENTS THE AMOUNT ELIGIBLE FOR THE FOREIGN TAX CREDIT AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

    THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2003. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2003 FORM 1099-DIV.

                                      NOTES

     THE MDL FUNDS:
     MDL Broad Market Fixed Income Fund

     INVESTMENT ADVISER:
     MDL Advisers, Inc.

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Global Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT ACCOUNTANTS
     Deloitte & Touche LLP

     For information call: 1-877-MDL-FUND

     This information may be preceded or accompanied by a current prospectus for the fund described. Investors should read the prospectus carefully before investing.






     MDL-AR-001-0300

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.   (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The MDL Funds


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------------------------
                                        James F. Volk, President

Date 12/22/03


By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 12/22/03
* Print the name and title of each signing officer under his or her signature.